Share Capital (Disclosure of Changes in Share Capital) (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period		508,770,925
Stock options exercises, shares	[1]	1,854,594	3,256,981
Number of shares outstanding at end of period		518,614,408	508,770,925
Beginning balance		$ 4,090,000,000
Stock option exercises		42,000,000	$ 78,000,000
Ending balance		$ 4,349,000,000	$ 4,090,000,000
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period		22,420,064	22,420,064
Number of shares outstanding at end of period		22,420,064	22,420,064
Beginning balance		$ 2,000,000	$ 2,000,000
Ending balance		$ 2,000,000	$ 2,000,000
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period		474,350,861	463,827,512
Stock options exercises, shares		1,854,594	3,256,981
Dividend reinvestment plan, shares		7,988,889	7,266,368
Number of shares outstanding at end of period		484,194,344	474,350,861
Beginning balance		$ 3,795,000,000	$ 3,504,000,000
Stock option exercises		48,000,000	93,000,000
Dividend reinvestment plan		211,000,000	198,000,000
Ending balance		$ 4,054,000,000	$ 3,795,000,000

[1]	The weighted average Class B Non-Voting Share price for the options exercised was $27.87.